Note 14 - Financial Instruments - Components of AOCI of Unrealized Losses on Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ (1,361)	$ 0
Effective portion of changes in fair value of interest swap contracts	1,361	(1,361)
Termination of interest rate swap contracts	1,361	(1,361)
Balance	$ 0	$ (1,361)